111 West Monroe Street
                                                         Chicago, IL 60603-4080

CHAPMAN AND CUTLER LLP                                   T 312.845.3000
----------------------------------------                 F 312.701.2361
Attorneys at Law - Focused on Finance(R)                 www.chapman.com




                                  May 24, 2013

Valerie J. Lithotomos
Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549

                          Re:  TSC UITS 1 (the "Fund")
                       (File No. 333-187971)(CIK 1553385)
                       ----------------------------------

Ms. Lithotomos:

     Transmitted herewith on behalf of TSC Distributors, LLC (the "Sponsor"), the depositor of the Fund, is Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 of units representing the ownership of interests in the Fund. The Fund consists of three unit investment trusts (the "Trusts"). The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the "Commission") on April 17, 2013. We received comments from the staff of the Commission in a letter from Valerie J. Lithotomos dated May 14, 2013. We have responded to the staff's comments herein and the Registration Statement has been revised in accordance with the comments of the staff. Additionally, each of the Trusts' names have been changed from "2Q 2013" to "3Q 2013" as the Sponsor expects that the Trusts will be deposited in the third quarter of 2013 rather than the second quarter of 2013.

     The following are our responses to the staff's comments:

     Comment 1

     The comment requested that we include a policy to invest, under normal circumstances, at least 80% of the value of the Trusts' assets in investment securities reflected in the Trusts' names. We have added these policies under "Principal Investment Strategy" for each Trust. "3Q 2013" is included in the name of each Trust to distinguish the series of each such Trust from later anticipated series of the unit investment trusts. The Sponsor plans to offer similar unit investment trusts on a quarterly basis using the same names except that each such unit investment trust's name will include the quarter and year of its initial launch (which is customary in the industry).

     Comment 2

     The comment requested that the prospectus disclose the financial effects on an investment should an investor choose not to roll over his or her investment in a subsequent series. We have added disclosure in accordance with the staff's comment under "Principal Investment Strategy" for each Trust.

     The staff also requested that we explain why a 15 month trust should be considered a long-term investment. As a point of clarification, the prospectus disclosure does not say that a Trust itself is designed as a long-term "investment". The disclosure provides that a Trust is designed as "part" of a long-term investment "strategy" that is intended to be followed on an annual basis and is designed to outperform the market over time (i.e., not necessarily in any single year or over the life of any single trust). The disclosure further notes that any individual trust might not outperform the market in any particular year and that investors might achieve more consistent overall results by following the strategy over several years. This disclosure, taken as a whole, is essentially intended to explain that an investment in a Trust should be viewed part of a longer-term strategy rather than a single, short-term market-timing investment and that investment results may be less consistent if a longer-term view is not taken with respect to the investment strategy.

     These types of trusts often use quantitative strategies, such as the Dogs of the Dow strategy which is offered in TSC Dow Strategic 10 Portfolio, 3Q 2013 included in the prospectus. Sponsors often include back-tested hypothetical strategy performance in the prospectuses for these trusts and the SEC staff has historically required the subject disclosure to be included in these prospectuses. Although the Sponsor could include back-tested performance for certain of the Trust strategies, the Sponsor does not currently intend to include such performance in the prospectus for the Trusts. Nonetheless, we continue to believe that the disclosure is appropriate given the Trusts' strategies. In addition, we note that the Financial Industry Regulatory Authority, Inc. ("FINRA") also typically requires similar disclosure in advertising materials for all short term unit investment trusts (regardless of whether back-tested performance is shown) and we anticipate that FINRA will require such disclosure in materials for the Trusts. Accordingly, we believe that the disclosure is appropriate and consistent with the historical requirements of the SEC staff.

     Comment 3

     The comment indicates that the prospectus states that the Trusts may invest in foreign securities which may involve a greater degree of risk than those in domestic securities and that appropriate risk disclosure should be added regarding the risk of investing in foreign securities tailored to each Trusts' specific portfolio. Each Trust's investment strategy starts with the stocks listed on U.S. exchanges of companies incorporated in the U.S. Accordingly, the portfolios of each of the Trusts will exclusively consist of stocks trading on U.S. exchanges that are issued by companies incorporated in the U.S. As a result, we have deleted the disclosure about foreign companies in the Information Supplement.

     Comment 4

     The comment requested that we disclose whether an order granting the relief requested by TSC Distributors LLC and TSC UITS (File No. 812-14054) would alter the content of this Registration Statement and, if so, how. The Commission issued an order granting this relief on April 30, 2013 (IC Rel. No. 30501). The Registration Statement was drafted in accordance with the requested relief including disclosures required by the requested relief. Accordingly, the granting of the relief does not require the alteration of the contents of the Registration Statement.

     We have been advised that the Sponsor would like to be able to create the Fund and have the Registration Statement declared effective by the Commission as soon as is practicable. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective. If you have any questions, please do not hesitate to contact the undersigned at (312) 845-3834.

                                Very truly yours,

                                CHAPMAN AND CUTLER LLP


                                By     /s/ SCOTT R. ANDERSON
                                  ----------------------------
                                        Scott R. Anderson